SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful live

Category	Estimated useful lives
Electronic equipment	3-5 years

Schedule of major suppliers and customers

	Three Months Ended March 31,				Year Ended December 31,
	2023		2022		2022		2021
	US$	%	US$	%	US$	%	US$	%
	(unaudited)
National Holding Group (Shenzhen) Co., Ltd	64,854	62%	-	-	-	-	-	-
Guoao (Hainan) New Energy Co., Ltd	40,618	38%	-	-	-	-	-	-

The following vendors accounted for 10% or more of Prepaid expenses:

	As of March 31,				As of December 31,
	2023		2022		2022		2021
	US$	%	US$	%	US$	%	US$	%
	(unaudited)
Pusibo Enterprise Management Consulting (Shenzhen) Co., Ltd	1,142	64%	-	-	-	-	-	-